Note 6 - Inventories	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Inventory Disclosure [Text Block]
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6
)

INVENTORIES

Inventories held at
December 31
were comprised of the following:

	2016	2015
Raw materials	$2,695	$2,535
Work in process	728	295
Inventory consigned to others	81	119
Finished goods	172	571
Total inventories	$3,676	$3,520